COMMITMENTS AND CONTINGENCIES (Contingencies and Guarantees) (Details) R in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Jan. 31, 2016 CNY (¥)	Feb. 28, 2013 CNY (¥)	Jul. 31, 2008 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Contingencies [Line Items]
Amount of claim				$ 42.4	R 573.1
Guarantor Obligations, Maximum Exposure, Undiscounted | $							$ 42.9
Loss Contingency, Damages Sought, Value				$ 42.4	R 573.1
Potential Impact Of The Outcome, Contingency						¥ 70,000
Case Against Wuxi Zhongcai [Member]
Contingencies [Line Items]
Amount of claim	¥ 102,000,000	¥ 2,700,000
Amount of claim against party		93,200,000
Payment for long-term purchase agreement deposit	95,600,000	95,600,000	¥ 95,600,000
Provision for doubtful accounts receivable		93,200,000
Loss on Contract Termination for Default	150,000,000
Loss Contingency, Damages Sought, Value	¥ 102,000,000	¥ 2,700,000